Inventories - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials and supplies in inventory, percentage	43.00%	42.00%
Finished and semi-finished products in inventory, percentage	57.00%	58.00%